INCOME TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Consolidated Pretax Income (Loss)
The Company’s consolidated pretax loss for the periods presented were generated by domestic and foreign operations as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
(In thousands)	Successor (Waldencast)			Predecessor (Obagi)
Loss before income taxes:
United States	$2,684	$(82,868)	$(125,281)	$(17,676)
Foreign	(51,222)	(30,075)	(1,079)	(3,268)
Total	$(48,538)	$(112,943)	$(126,360)	$(20,944)

Schedule of Provision for Income Taxes
The provision for income taxes for the periods presented consisted of the following:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Current provision (benefit):
Federal	$784	$12	$—	$—
State	268	32	20	19
Foreign	243	2	—	4
	1,295	46	20	23
Deferred (income) expense:
Federal	(144)	(7,927)	(4,557)	38
State	(976)	906	(1,266)	52
Foreign	(66)	—	—	—
	(1,185)	(7,021)	(5,823)	90
Net income tax (benefit) provision	$110	$(6,975)	$(5,803)	$113

Schedule of Components of Income Tax Expense
The components of income tax expense related to the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	4.3%	—%	—%	—%
U.S./foreign tax rate differential	10.0%	15.9%	20.7%	17.7%
State income tax benefit, net of federal benefit	1.7%	2.1%	2.4%	1.4%
Permanent Items	3.5%	(0.1)%	0.2%	(0.1)%
Noncontrolling interest	(0.9%)	(1.8%)	(1.1%)	0.0%
Change in valuation allowance	(5.6%)	(10.4%)	(6.1%)	(16.9%)
Transaction bonuses	—%	—%	—%	8.6%
Transaction costs	—%	—%	—%	(11.3)%
True-Ups	(12.2)%	—%	—%	—%
Equity Compensation	0.5%	0.5%	—%	—%
Withholding tax	(1.6)%	—%	—%	—%
Goodwill impairment	—%	—%	(11.4)%	—%
Total income tax (benefit) expense	(0.2)%	6.2%	4.6%	(0.6)%

Summary of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and December 31, 2023 are presented below:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Accrued interest to foreign related parties	$2,388	$2,771
Lease liability	1,763	2,222
Formation costs	1,205	1,421
Net operating losses	19,016	20,669
Inventory reserve	3,217	2,134
Fixed asset basis	10	—
Accrued compensation	864	1,112
R&D tax credits	457	482
Non-deductible interest carryover	3,790	5,077
Below market contract	—	1,469
Capitalized research	2,256	2,811
Investment in Waldencast LP	13,147	9,059
Other temporary differences	—	962
Total deferred tax assets	48,113	50,189
Deferred tax liabilities:
Goodwill	(1,658)	(1,016)
Fixed asset basis	—	(92)
Lease asset	(778)	(1,015)
Intangibles	(37,035)	(43,543)
Other temporary differences	(215)	—
Total deferred tax liabilities	(39,685)	(45,666)
Net deferred tax (liabilities) assets	8,427	4,523
Less: valuation allowance	(22,471)	(19,752)
Net deferred tax liabilities	$(14,044)	$(15,229)

Summary of Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2024 and December 31, 2023 were as follows:

	As of December 31, 2024		As of December 31, 2023
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$42,539	Do not expire	$75,142	Do Not Expire
Net operating losses, state	25,383	2039 - 2044	64,984	2039 - 2043
Tax Credits, federal	387	2039 - 2042	387	2039 - 2041
Tax Credits, state	88	Do not expire	121	Do Not Expire
Net operating losses, Hong Kong	—	N/A	375	Do Not Expire
Net operating losses, Vietnam	—	N/A	1,929	2028